Equity Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Equity in income of equity investments, net of tax	$ 8,708	$ 7,142	$ 6,985
Promocn Y Operacin, SA De CV
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	49.00%
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	44.56%